Not FDIC Insured May Lose Value No Bank Guarantee
CAT-Q3PH
See Notes to Schedule of Investments.

Schedule of Investments
(unaudited)
Franklin California Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 18

Franklin California Tax-Free Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin California Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.5%
California 96.9%
ABAG Finance Authority for Nonprofit Corp. ,
Odd Fellows Home of California, Revenue, 2012 A, California Mortgage Insured, 5%,
4/01/23 ........................................................ $ 1,000,000 $ 1,031,632
Odd Fellows Home of California, Revenue, 2012 A, California Mortgage Insured, 5%,
4/01/24 ........................................................ 1,000,000 1,030,176
Align Affordable Housing Bond Fund LP ,
a
Breezewood 2019 LP, Revenue, 144A, 2020-3 TR, A, 2.625%, 8/01/25 .......... 14,300,000 13,714,868
Parkwood Apartments, 2021-1, 2.25%, 8/01/31 ........................... 11,250,000 10,379,081
Antelope Valley Community College District , GO , 2014 A , Pre-Refunded , 5% , 8/01/25
4,210,000 4,507,848
Bay Area Toll Authority , Revenue , 2012 F-1 , 5% , 4/01/22 ......................
15,000,000 15,000,000
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 438,233
b
California Community Choice Financing Authority , Revenue , 2021 B-2 , Mandatory Put ,
0.96% , ( SIFMA Municipal Swap Index + 0.45% ), 8/01/31 .................... 25,000,000 24,229,485
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/32 ............ 1,750,000 1,901,470
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/33 ............ 600,000 651,590
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/35 ............ 3,040,000 3,296,183
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/37 ............ 1,600,000 1,729,368
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/38 ............ 1,320,000 1,424,481
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/34 ..................... 340,000 360,261
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/35 ..................... 400,000 423,099
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/36 ..................... 615,000 649,880
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/37 ..................... 660,000 695,443
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/38 ..................... 615,000 646,839
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/39 ..................... 600,000 629,805
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/40 ..................... 615,000 644,652
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/29 250,000 284,325
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 1,065,000 1,226,917
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/30 .................................................... 315,000 361,756
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/31 .................................................... 300,000 345,611
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/33 .................................................... 245,000 281,261
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/34 .................................................... 420,000 446,636
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/30 .. 425,000 488,091
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 .. 225,000 259,210
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/32 .. 250,000 287,347
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/33 .. 300,000 344,399
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/34 .. 365,000 388,144
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/32 ................ 275,000 322,075
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/33 ................ 545,000 635,259
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/34 ................ 995,000 1,153,717
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/35 ................ 1,045,000 1,210,378
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/36 ................ 595,000 688,905
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/37 ................ 1,150,000 1,215,913
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/38 ................ 1,195,000 1,261,268
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/39 ................ 1,245,000 1,310,695
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/29 ............. 1,020,000 1,143,683
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/32 ............. 1,235,000 1,375,839
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/33 ............. 1,000,000 1,112,238
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/34 ............. 1,750,000 1,943,977
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/35 ............. 1,500,000 1,664,300

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/36 ............. $ 2,000,000 $ 2,218,809
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/37 ............. 2,000,000 2,216,261
University of San Francisco, Revenue, 2018 A, 5%, 10/01/37 ................. 1,365,000 1,568,169
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/22 .. 120,000 121,298
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/24 .. 230,000 245,322
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/26 .. 540,000 598,740
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/28 .. 615,000 699,398
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/30 .. 250,000 289,375
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/35 .. 450,000 511,233
California Health Facilities Financing Authority ,
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/30 .............................................. 1,825,000 1,985,477
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6%, 2/01/24 ... 2,000,000 2,006,331
Cedars-Sinai Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
11/15/30 ....................................................... 3,000,000 3,301,245
Cedars-Sinai Medical Center Obligated Group, Revenue, 2016 A, Refunding, 5%,
8/15/31 ........................................................ 3,500,000 3,897,653
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/35 ........................................................ 1,650,000 1,856,881
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/36 ........................................................ 2,045,000 2,299,895
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/37 ........................................................ 1,330,000 1,495,072
El Camino Hospital, Revenue, 2017, 5%, 2/01/28 .......................... 2,100,000 2,367,281
El Camino Hospital, Revenue, 2017, 5%, 2/01/29 .......................... 2,460,000 2,763,506
El Camino Hospital, Revenue, 2017, 5%, 2/01/30 .......................... 1,250,000 1,403,005
El Camino Hospital, Revenue, 2017, 5%, 2/01/31 .......................... 1,200,000 1,345,719
Marshall Medical Center, Revenue, 2015, Refunding, California Mortgage Insured,
5%, 11/01/33 ................................................... 1,000,000 1,073,632
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 5,307,109 5,625,004
Lakeside Drive Senior Housing LP, Revenue, 2019 N, FNMA Insured, 2.35%,
12/01/35 ....................................................... 9,544,342 8,821,103
California Infrastructure & Economic Development Bank ,
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/32 ........................... 2,915,000 3,216,275
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 2,000,000 2,373,929
California Municipal Finance Authority ,
a,b
Revenue, 144A, 2009 A, Mandatory Put, 1.3%, 2/03/25 ..................... 1,800,000 1,742,749
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 5,800,000 5,427,019
Revenue, 2022 A-2, 6.25%, 12/01/32 ................................... 3,105,000 3,018,314
ACI Royal York, Inc., Revenue, 2020 A, 3.125%, 2/15/33 .................... 620,000 552,290
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/29 ............... 1,350,000 1,503,463
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/31 ............... 1,000,000 1,109,590
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/33 ............... 1,070,000 1,184,596
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/35 ............... 1,000,000 1,105,392
California Home for the Aged, Inc. (The), Revenue, 2018, California Mortgage
Insured, 5%, 5/15/36 .............................................. 1,000,000 1,141,174
California Institute of the Arts, Revenue, 2021, 4%, 10/01/32 ................. 120,000 127,109
California Institute of the Arts, Revenue, 2021, 4%, 10/01/33 ................. 120,000 126,799
California Institute of the Arts, Revenue, 2021, 4%, 10/01/34 ................. 155,000 163,444
California Institute of the Arts, Revenue, 2021, 4%, 10/01/35 ................. 160,000 168,658
California Institute of the Arts, Revenue, 2021, 4%, 10/01/36 ................. 185,000 194,802
California Institute of the Arts, Revenue, 2021, 4%, 10/01/37 ................. 170,000 178,765
California Institute of the Arts, Revenue, 2021, 3%, 10/01/41 ................. 960,000 864,032

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Caritas Corp. (The), Revenue, 2021 B, Refunding, 3%, 8/15/31 ............... $ 120,000 $ 108,956
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/41 ............... 590,000 552,402
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 540,000 468,617
a
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 4,125,000 3,935,905
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/37 ................ 1,200,000 1,257,747
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/41 ................ 1,400,000 1,457,955
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/32 ........................ 1,000,000 1,118,595
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/34 ........................ 3,120,000 3,481,096
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/35 ........................ 1,430,000 1,593,463
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/37 ........................ 2,260,000 2,510,302
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/38 ........................ 1,000,000 1,109,334
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/26 ............................................ 2,010,000 2,177,820
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/28 ............................................ 1,500,000 1,625,239
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/25 ............................................ 2,000,000 2,168,135
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,229,621
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/27 ............................................ 1,750,000 1,982,164
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/28 ............................................ 2,250,000 2,535,273
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/29 ............................................ 2,140,000 2,408,194
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/30 ............................................ 2,000,000 2,246,753
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/31 ............................................ 2,700,000 3,030,491
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/32 ............................................ 2,200,000 2,466,083
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/33 ............................................ 3,500,000 3,919,920
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/34 ............................................ 5,000,000 5,592,619
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/35 ............................................ 5,000,000 5,587,781
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/36 ............................................ 2,295,000 2,564,791
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/37 ............................................ 2,000,000 2,236,080
Concordia University Irvine, Revenue, 2021, 4%, 1/01/23 .................... 200,000 203,431
Concordia University Irvine, Revenue, 2021, 4%, 1/01/24 .................... 300,000 309,652
Concordia University Irvine, Revenue, 2021, 4%, 1/01/25 .................... 300,000 311,587
Concordia University Irvine, Revenue, 2021, 4%, 1/01/26 .................... 250,000 261,904
Concordia University Irvine, Revenue, 2021, 4%, 1/01/27 .................... 350,000 369,951
Concordia University Irvine, Revenue, 2021, 4%, 1/01/28 .................... 250,000 265,492
Concordia University Irvine, Revenue, 2021, 4%, 1/01/29 .................... 350,000 373,330
Concordia University Irvine, Revenue, 2021, 4%, 1/01/30 .................... 400,000 428,031
Concordia University Irvine, Revenue, 2021, 4%, 1/01/31 .................... 350,000 375,376
Concordia University Irvine, Revenue, 2021, 4%, 1/01/32 .................... 250,000 267,566
Concordia University Irvine, Revenue, 2021, 4%, 1/01/33 .................... 300,000 320,953
Concordia University Irvine, Revenue, 2021, 4%, 1/01/34 .................... 300,000 320,000
Concordia University Irvine, Revenue, 2021, 4%, 1/01/35 .................... 400,000 426,132
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/26 .... 105,000 113,184
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/27 .... 110,000 119,625
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/28 .... 115,000 125,955

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/29 .... $ 240,000 $ 264,208
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/30 .... 125,000 128,578
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/31 .... 265,000 271,374
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/32 .... 280,000 286,074
Congregational Homes, Inc. Obligated Group, Revenue, 2022 B-1, 2.75%, 11/15/27 525,000 500,942
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/26 ............. 1,085,000 1,194,854
a
IH Lakes Concord LLC, Revenue, 144A, 2022 A, 4.375%, 12/01/32 ............ 15,000,000 14,936,036
a
IH Lakes Concord LLC, Revenue, 144A, 2022 A-2, 6.75%, 12/01/32 ............ 930,000 928,646
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/30 ....................................................... 1,100,000 1,222,780
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/39 ....................................................... 1,245,000 1,366,620
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/23 ... 1,580,000 1,642,005
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/24 ... 1,000,000 1,065,777
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/32 ... 6,625,000 7,184,854
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 6/30/26 1,000,000 1,086,690
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 5,500,000 6,032,259
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 21,100,000 23,064,762
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/25 .... 1,000,000 1,081,835
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/26 .... 900,000 989,252
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/27 .... 1,300,000 1,425,537
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/28 .... 1,400,000 1,536,129
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/29 .. 1,000,000 1,108,584
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/30 .... 1,350,000 1,477,247
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/31 .. 1,250,000 1,384,985
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/36 .. 4,620,000 5,114,272
Northern California Retired Officers Community, Revenue, 2016, Refunding,
California Mortgage Insured, 5%, 1/01/37 .............................. 1,310,000 1,456,050
Pilgrim Place in Claremont, Revenue, 2016 A, Refunding, California Mortgage
Insured, 5%, 5/15/31 .............................................. 2,750,000 3,102,992
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.25%, 12/01/27 .................................... 3,730,000 3,895,732
System Management Group, Revenue, 2019 A, 5%, 4/01/35 ................. 1,780,000 2,042,522
System Management Group, Revenue, 2019 A, 5%, 4/01/37 ................. 2,945,000 3,373,599
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/31 ............. 1,000,000 1,133,518
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/32 ............. 1,000,000 1,133,374
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/33 ............. 1,010,000 1,143,919
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/35 ............. 1,440,000 1,629,153
a
California Pollution Control Financing Authority ,
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/22 . 855,000 861,913
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/29 . 4,350,000 4,889,054
California Public Finance Authority ,
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/22 ....................................................... 245,000 248,136
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/23 ....................................................... 285,000 293,149
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/24 ....................................................... 380,000 396,093
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/25 ....................................................... 400,000 422,560
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/26 ....................................................... 420,000 449,251
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/27 ....................................................... 400,000 432,187
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/28 ....................................................... 360,000 392,300

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Public Finance Authority, (continued)
b
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 B, Mandatory Put,
4%, 10/15/31 ................................................... $ 690,000 $ 762,644
a
California School Finance Authority ,
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/26 . 300,000 327,347
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/27 . 320,000 354,268
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/24 100,000 105,459
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/25 105,000 112,861
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/26 110,000 120,140
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/27 100,000 111,050
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/28 100,000 112,172
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/29 100,000 113,545
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/30 100,000 114,387
California State Public Works Board ,
State of California Department of Corrections & Rehabilitation, Revenue, 2014 A, 5%,
9/01/26 ........................................................ 16,835,000 17,999,898
State of California Department of General Services, Revenue, 2021 D, 5%, 11/01/33 2,790,000 3,354,511
California State University ,
Revenue, 2016 A, Refunding, 5%, 11/01/29 .............................. 16,000,000 17,771,962
Revenue, 2016 A, Refunding, 5%, 11/01/30 .............................. 5,000,000 5,551,673
California Statewide Communities Development Authority ,
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/34 ........ 750,000 881,116
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/37 ........ 735,000 861,567
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 4.5%, 5/15/25 ......... 805,000 831,899
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/23 .................................................... 400,000 413,054
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/24 .................................................... 400,000 422,725
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/25 .................................................... 615,000 664,449
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/26 .................................................... 400,000 441,407
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/27 .................................................... 670,000 752,741
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/28 .................................................... 425,000 485,240
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/29 .................................................... 725,000 839,733
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/30 .................................................... 450,000 525,955
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/31 .................................................... 450,000 533,712
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/32 .................................................... 1,470,000 1,736,749
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/33 .................................................... 1,520,000 1,788,348
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/34 .................................................... 1,565,000 1,837,459
Hebrew Home for Aged Disabled, Revenue, 2016, California Mortgage Insured, 5%,
11/01/36 ....................................................... 9,000,000 10,143,141
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/26 ....................................... 1,000,000 1,072,926
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/28 ....................................... 1,250,000 1,341,158
Poway RHF Housing, Inc., Revenue, 2013 A, California Mortgage Insured, 5%,
11/15/28 ....................................................... 500,000 526,011

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Redwoods (The), A Community of Seniors, Revenue, 2013, Pre-Refunded, California
Mortgage Insured, 5%, 11/15/28 ..................................... $ 1,000,000 $ 1,050,279
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,538,026
Carson Public Financing Authority ,
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/25 ........................................................ 1,000,000 1,078,771
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/31 ........................................................ 1,000,000 1,162,953
Castaic Lake Water Agency , Santa Clarita Valley Water Agency , COP , 1999 A , AMBAC
Insured , Zero Cpn., 8/01/22 .......................................... 10,445,000 10,399,004
Chabot-Las Positas Community College District , GO , 2013 , Pre-Refunded , 5% , 8/01/24
6,715,000 7,003,362
Chino Valley Unified School District ,
GO, 2020 B, 5%, 8/01/35 ............................................ 100,000 119,699
GO, 2020 B, 5%, 8/01/36 ............................................ 125,000 149,481
GO, 2020 B, 5%, 8/01/37 ............................................ 250,000 298,743
GO, 2020 B, 5%, 8/01/38 ............................................ 350,000 417,600
GO, 2020 B, 5%, 8/01/39 ............................................ 400,000 476,533
City of Chula Vista ,
Community Facilities District No. 06-I Improvement Area No. 2, Special Tax, 2021,
4%, 9/01/46 .................................................... 855,000 868,256
Community Facilities District No. 06-I Improvement Area No. 2, Special Tax, 2021,
4%, 9/01/51 .................................................... 1,045,000 1,056,920
City of Clovis ,
Sewer, Revenue, 2013, Refunding, BAM Insured, 5%, 8/01/28 ................ 1,200,000 1,250,725
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/26 ................ 2,620,000 2,698,499
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/27 ................ 1,000,000 1,029,962
City of Corona , Community Facilities District No. 2018-1 Improvement Area No. 1 ,
Special Tax , 2020 , 4% , 9/01/40 ....................................... 350,000 359,641
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/32 ........... 250,000 261,757
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/36 ........... 550,000 572,618
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/40 ........... 625,000 641,303
Community Facilities District No. 87, Special Tax, 2021, 4%, 9/01/41 ........... 400,000 409,259
Community Facilities District No. 87, Special Tax, 2021, 4%, 9/01/46 ........... 650,000 657,994
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/40 ........... 550,000 564,346
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,091,084
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Summerly, Special Tax, 2021, 4%, 9/01/42 475,000 486,148
Community Facilities District No. 2006-1 Summerly, Special Tax, 2021, 4%, 9/01/51 425,000 429,324
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/41 ........ 350,000 357,822
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/46 ........ 450,000 455,180
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/51 ........ 700,000 705,472
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/33 195,000 203,401
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/35 215,000 223,745
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/37 250,000 259,740
City of Long Beach ,
Harbor, Revenue, 2019 A, 5%, 5/15/37 .................................. 2,475,000 2,910,872
Harbor, Revenue, 2019 A, 5%, 5/15/38 .................................. 2,250,000 2,642,704
Marina System, Revenue, 2015, 5%, 5/15/27 ............................. 1,285,000 1,372,167
Marina System, Revenue, 2015, 5%, 5/15/32 ............................. 1,250,000 1,324,310
City of Los Angeles ,
Department of Airports, Revenue, 2018 D, Refunding, 5%, 5/15/31 ............. 5,715,000 6,499,840
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/34 ............. 5,430,000 6,136,190

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/37 ............. $ 4,800,000 $ 5,393,828
Department of Airports, Revenue, 2019 D, 5%, 5/15/30 ..................... 2,000,000 2,269,220
Department of Airports, Revenue, 2019 D, 5%, 5/15/31 ..................... 2,685,000 3,040,542
Department of Airports, Revenue, 2019 D, 5%, 5/15/33 ..................... 2,670,000 3,003,317
Department of Airports, Revenue, 2019 D, 5%, 5/15/34 ..................... 1,415,000 1,590,019
Department of Airports, Revenue, 2019 F, 5%, 5/15/37 ...................... 1,285,000 1,443,973
Department of Airports, Revenue, 2019 F, 5%, 5/15/38 ...................... 3,000,000 3,366,665
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/32 ............. 3,205,000 3,758,403
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/33 ............. 3,000,000 3,507,733
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 7,380,000 8,556,539
Department of Airports, Revenue, 2021 B, Refunding, 5%, 5/15/31 ............. 920,000 1,102,837
Department of Airports, Revenue, 2021 B, Refunding, 5%, 5/15/32 ............. 920,000 1,096,847
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/28 ............. 300,000 339,012
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/29 ............. 250,000 285,693
Wastewater System, Revenue, 2012 B, Refunding, 5%, 6/01/28 ............... 11,700,000 11,775,033
Wastewater System, Revenue, 2013 A, Refunding, 5%, 6/01/27 ............... 9,145,000 9,481,734
City of Moreno Valley ,
Community Facilities District No. 5, Special Tax, 2021, Refunding, 4%, 9/01/31 .... 250,000 259,751
Community Facilities District No. 5, Special Tax, 2021, Refunding, 4%, 9/01/37 .... 750,000 771,830
City of Newport Beach ,
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2%, 9/02/34 . 235,000 189,776
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/35 ........................................................ 240,000 194,181
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/36 ........................................................ 245,000 195,827
City of Ontario ,
Community Facilities District No. 46, Special Tax, 2021, 4%, 9/01/45 ........... 300,000 302,658
Community Facilities District No. 46, Special Tax, 2021, 4%, 9/01/51 ........... 500,000 501,560
City of Palm Desert ,
Community Facilities District No. 2005-1, Special Tax, 2021 A, Refunding, 4%,
9/01/30 ........................................................ 195,000 204,031
Community Facilities District No. 2005-1, Special Tax, 2021 A, Refunding, 4%,
9/01/33 ........................................................ 220,000 229,536
Community Facilities District No. 2005-1, Special Tax, 2021 A, Refunding, 4%,
9/01/36 ........................................................ 250,000 259,687
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 2%, 9/02/22 ............................................ 235,000 235,079
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/26 ............................................ 670,000 696,249
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/31 ............................................ 800,000 837,086
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/37 ............................................ 1,200,000 1,245,613
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/28 ............................ 1,000,000 1,013,252
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/29 ............................ 1,280,000 1,296,669
City of Porterville ,
Water, COP, 2021, AGMC Insured, 4%, 8/15/35 ........................... 230,000 253,733
Water, COP, 2021, AGMC Insured, 4%, 8/15/36 ........................... 200,000 219,788
Water, COP, 2021, AGMC Insured, 4%, 8/15/37 ........................... 175,000 191,903
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/28 ......................... 3,870,000 4,227,287
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/29 ......................... 4,670,000 5,099,572

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Sacramento ,
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/26 .................................................... $ 615,000 $ 666,737
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/28 .................................................... 1,220,000 1,316,731
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/29 .................................................... 1,555,000 1,672,748
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/30 .................................................... 1,045,000 1,121,582
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/31 .................................................... 1,800,000 1,928,479
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/34 .................... 1,485,000 1,676,685
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/35 .................... 2,000,000 2,256,241
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/36 .................... 2,220,000 2,502,664
City of San Francisco , Public Utilities Commission Water , Revenue , 2015 A , Refunding ,
5% , 11/01/28 ..................................................... 5,000,000 5,443,452
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 4/01/26 ........................... 1,265,000 1,380,281
Electric System, Revenue, 2021 A, 5%, 4/01/27 ........................... 1,750,000 1,940,871
Electric System, Revenue, 2021 A, 5%, 10/01/27 .......................... 2,000,000 2,237,363
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/23 .................. 580,000 597,511
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/24 .................. 700,000 734,334
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/25 .................. 500,000 533,663
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/26 .................. 605,000 654,574
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/30 .................. 1,105,000 1,241,289
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,510,000 1,649,468
Compton Community Redevelopment Agency , Tax Allocation, Second Lien , 2010 A ,
5% , 8/01/25 ...................................................... 6,760,000 6,773,007
Contra Costa Water District , Revenue , T , Refunding , 5% , 10/01/26 ..............
3,400,000 3,660,000
Corona-Norco Unified School District , GO , 2011 E , 5.3% , 8/01/25 ...............
4,645,000 5,145,181
Corona-Norco Unified School District Public Financing Authority ,
Special Tax, Senior Lien, 2013 A, Pre-Refunded, 5%, 9/01/24 ................. 1,565,000 1,635,901
Special Tax, Senior Lien, 2013 A, Pre-Refunded, 5%, 9/01/25 ................. 1,000,000 1,045,305
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/35 ................... 1,000,000 1,096,333
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/36 ................... 2,000,000 2,193,222
County of San Diego ,
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/35 ...... 345,000 358,482
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/37 ...... 765,000 793,211
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/38 ...... 375,000 388,035
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/39 ...... 920,000 950,654
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/40 ...... 590,000 604,950
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 8,650,424
Oceanaire Apartments, Revenue, 144A, 2021 A-1, 3.2%, 9/01/46 .............. 7,500,000 6,371,779
Towne at Glendale Apartments, Revenue, 144A, 2022 B, 5%, 9/01/37 .......... 13,500,000 13,608,439
Cupertino Union School District ,
GO, B, Pre-Refunded, 5%, 8/01/26 ..................................... 1,285,000 1,375,911
GO, B, Pre-Refunded, 5%, 8/01/27 ..................................... 1,500,000 1,606,121
GO, B, Pre-Refunded, 5%, 8/01/28 ..................................... 1,000,000 1,070,748
Del Mar Race Track Authority ,
Revenue, 2015, Refunding, 5%, 10/01/22 ................................ 1,435,000 1,441,421
Revenue, 2015, Refunding, 5%, 10/01/23 ................................ 1,510,000 1,527,720
Revenue, 2015, Refunding, 5%, 10/01/28 ................................ 1,925,000 1,946,821
Revenue, 2015, Refunding, 5%, 10/01/30 ................................ 1,125,000 1,131,818

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
$ 3,220,000 $ 3,598,510
East Bay Municipal Utility District ,
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/25 ............... 2,845,000 3,114,636
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/26 ............... 3,650,000 4,098,575
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/27 ............... 1,500,000 1,722,171
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/29 ............... 1,000,000 1,192,031
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/29 ................... 5,000,000 5,449,765
El Dorado Irrigation District ,
COP, 2020 A, 5%, 3/01/34 ........................................... 375,000 446,771
COP, 2020 A, 5%, 3/01/37 ........................................... 325,000 386,003
COP, 2020 A, 5%, 3/01/38 ........................................... 750,000 889,470
COP, 2020 A, 5%, 3/01/39 ........................................... 720,000 852,652
Revenue, 2016 C, Pre-Refunded, 5%, 3/01/31 ............................ 2,500,000 2,786,596
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,239,873
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 24,239,947 22,634,720
Folsom Public Financing Authority ,
Community Facilities District No. 7, Special Tax, 2011 A, Refunding, AGMC Insured,
5%, 9/01/23 .................................................... 1,005,000 1,017,759
Community Facilities District No. 7, Special Tax, 2011 A, Refunding, AGMC Insured,
5%, 9/01/24 .................................................... 1,055,000 1,071,535
Fontana Public Facilities Financing Authority ,
Special Tax, 2021 A, Refunding, 4%, 9/01/23 ............................. 450,000 463,009
Special Tax, 2021 A, Refunding, 4%, 9/01/24 ............................. 1,225,000 1,268,241
Special Tax, 2021 A, Refunding, 4%, 9/01/30 ............................. 740,000 790,489
Special Tax, 2021 A, Refunding, 4%, 9/01/31 ............................. 165,000 176,349
Foothill-De Anza Community College District ,
GO, 2015, Refunding, 5%, 8/01/27 ..................................... 1,250,000 1,372,585
GO, 2015, Refunding, 5%, 8/01/28 ..................................... 2,500,000 2,739,245
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/25 .......................... 2,500,000 2,470,023
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/26 .......................... 3,760,000 3,823,952
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/27 .......................... 6,395,000 6,684,955
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/29 .............. 19,895,000 21,081,488
Revenue, 2015 A, Refunding, AGMC Insured, Zero Cpn., 1/15/34 .............. 3,000,000 2,022,996
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/26 ..................... 305,000 332,157
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/27 ..................... 350,000 387,983
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/28 ..................... 320,000 359,756
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/29 ..................... 360,000 409,880
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/30 ..................... 400,000 460,780
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/31 ..................... 470,000 547,181
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/32 ..................... 300,000 319,949
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/33 ..................... 445,000 472,992
Fullerton School District Financing Authority ,
Special Tax, Senior Lien, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/27 .... 1,000,000 1,044,590
Special Tax, Senior Lien, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/28 .... 1,040,000 1,086,374
Golden State Tobacco Securitization Corp. ,
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/31 ........................... 1,000,000 1,159,680
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/32 ........................... 8,135,000 9,433,994
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/33 ........................... 10,000,000 11,596,796
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/35 ........................... 9,000,000 10,437,116
Imperial Community College District , GO , 2012 , Refunding , AGMC Insured , 5% ,
8/01/22 ......................................................... 1,170,000 1,184,621
Imperial Irrigation District ,
Electric System, Revenue, 2019, Refunding, 5%, 11/01/37 ................... 3,885,000 4,593,586
Electric System, Revenue, 2019, Refunding, 5%, 11/01/38 ................... 4,075,000 4,814,739

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Independent Cities Finance Authority ,
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/41 ............. $ 1,395,000 $ 1,281,841
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/30 ............. 1,575,000 1,681,231
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/27 ...................................... 1,745,000 1,865,120
Special Tax, 2020 A, 4%, 9/01/28 ...................................... 1,135,000 1,221,592
Special Tax, 2020 A, 5%, 9/01/29 ...................................... 1,920,000 2,221,567
Special Tax, 2020 A, 5%, 9/01/30 ...................................... 1,910,000 2,234,871
Special Tax, 2020 A, 5%, 9/01/32 ...................................... 755,000 879,688
Special Tax, 2020 A, 4%, 9/01/34 ...................................... 2,300,000 2,418,427
Special Tax, 2020 A, 4%, 9/01/35 ...................................... 1,460,000 1,533,545
Special Tax, 2020 A, 4%, 9/01/36 ...................................... 1,320,000 1,386,100
Special Tax, 2020 A, 4%, 9/01/37 ...................................... 1,355,000 1,420,903
Special Tax, 2020 A, 4%, 9/01/38 ...................................... 2,735,000 2,863,530
Special Tax, 2020 A, 4%, 9/01/39 ...................................... 2,905,000 3,038,964
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/29 ........ 185,000 215,681
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/30 ........ 210,000 242,951
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/31 ........ 175,000 201,866
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/32 ........ 185,000 213,082
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/33 ........ 200,000 229,882
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/34 ........ 225,000 258,171
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/36 ........ 265,000 303,327
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/37 ........ 285,000 298,552
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/38 ........ 275,000 287,487
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/39 ........ 315,000 328,634
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/40 ........ 350,000 364,183
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/30 .......................... 2,750,000 2,873,408
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/33 .......................... 5,000,000 5,222,950
Special Tax, 2014 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,066,517
Special Tax, 2014 A, Refunding, 5%, 9/01/28 ............................. 1,275,000 1,359,499
Special Tax, 2014 A, Refunding, 5%, 9/01/29 ............................. 530,000 564,868
Special Tax, 2015 A, Refunding, 5%, 9/01/26 ............................. 1,855,000 2,023,201
Special Tax, 2015 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,090,331
Special Tax, 2015 A, Refunding, 5%, 9/01/28 ............................. 1,025,000 1,117,236
Special Tax, 2015 A, Refunding, 5%, 9/01/29 ............................. 1,155,000 1,258,141
Special Tax, 2015 A, Refunding, 5%, 9/01/30 ............................. 1,510,000 1,645,361
Special Tax, 2015 A, Refunding, 5%, 9/01/31 ............................. 1,190,000 1,295,858
Special Tax, 2015 A, Refunding, 5%, 9/01/32 ............................. 2,505,000 2,727,836
Special Tax, 2015 A, Refunding, 5%, 9/01/33 ............................. 2,635,000 2,869,400
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/32 .................. 700,000 769,513
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/36 .................. 1,175,000 1,276,065
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,334,223
Lake Elsinore Unified School District , Community Facilities District , Special Tax , 2021 ,
4% , 9/01/45 ...................................................... 760,000 773,335
Lammersville Joint Unified School District , Community Facilities District No. 200 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,736,423
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5%, 9/01/27 ............................ 1,400,000 1,445,429
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/29 .......................... 810,000 837,986
Los Angeles Community College District , GO , 2015 A , Pre-Refunded , 5% , 8/01/26 ..
15,000,000 16,061,217
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax, Revenue, 2014 A, Refunding, 5%, 7/01/26 ....................... 6,315,000 6,742,526
Sales Tax, Revenue, 2014 A, Refunding, 5%, 7/01/27 ....................... 6,630,000 7,077,342
Sales Tax, Revenue, 2017 A, 5%, 7/01/38 ............................... 1,755,000 1,967,154
Sales Tax, Revenue, Senior Lien, 2012 B, Refunding, 5%, 7/01/23 ............. 5,000,000 5,041,236

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013 A, 5%, 7/01/25 ............................ $ 5,135,000 $ 5,266,170
Power System, Revenue, 2014 C, 5%, 7/01/27 ............................ 12,000,000 12,796,016
Power System, Revenue, 2014 D, 5%, 7/01/26 ............................ 2,600,000 2,773,061
Power System, Revenue, 2014 D, 5%, 7/01/28 ............................ 2,550,000 2,718,574
Power System, Revenue, 2016 B, 5%, 7/01/30 ............................ 3,000,000 3,306,413
Power System, Revenue, 2016 B, 5%, 7/01/31 ............................ 6,700,000 7,381,783
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/34 ................... 23,350,000 26,188,286
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/37 ................... 10,450,000 11,505,463
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/34 ................... 2,500,000 2,882,309
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/35 ................... 335,000 397,939
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/36 ................... 5,225,000 6,200,906
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/41 ................... 5,000,000 5,894,616
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/32 ................... 1,750,000 2,097,198
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/39 ................... 10,535,000 12,446,209
Los Angeles Unified School District ,
GO, 2011 A-1, Refunding, 5%, 7/01/23 .................................. 13,335,000 13,884,085
GO, 2016 A, Refunding, 5%, 7/01/29 ................................... 5,000,000 5,454,174
GO, 2016 B, Refunding, 5%, 7/01/30 ................................... 30,000,000 33,453,930
GO, 2020 RYQ, 4%, 7/01/36 ......................................... 5,000,000 5,404,333
Manteca Unified School District ,
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGMC Insured, 5%,
9/01/22 ........................................................ 1,000,000 1,016,005
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGMC Insured, 5%,
9/01/26 ........................................................ 1,280,000 1,337,989
Martinez Unified School District , GO , 2011 , Refunding , 5.375% , 8/01/26 ..........
5,000,000 5,385,510
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/36 ........ 445,000 462,968
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/41 ........ 660,000 676,333
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/46 ........ 875,000 886,452
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/50 ........ 1,035,000 1,046,112
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/36 .................................................... 500,000 518,341
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/41 .................................................... 800,000 817,999
Menifee Union School District Public Financing Authority ,
Special Tax, 2016 A, Refunding, 5%, 9/01/25 ............................. 1,200,000 1,282,309
Special Tax, 2017 A, 5%, 9/01/25 ...................................... 1,405,000 1,503,729
Special Tax, 2017 A, 5%, 9/01/28 ...................................... 1,250,000 1,377,814
Special Tax, 2017 A, 5%, 9/01/30 ...................................... 1,550,000 1,703,055
Metropolitan Water District of Southern California ,
Revenue, 2014 E, Refunding, 5%, 7/01/23 ............................... 20,000,000 20,831,094
Revenue, 2014 E, Refunding, 5%, 7/01/24 ............................... 1,110,000 1,187,172
Revenue, 2016 A, Refunding, 5%, 7/01/28 ............................... 5,000,000 5,520,175
Revenue, 2020 C, Refunding, 5%, 7/01/38 ............................... 18,000,000 21,445,041
Moreno Valley Unified School District ,
GO, 2007, Refunding, NATL Insured, Zero Cpn., 8/01/24 .................... 7,500,000 7,094,524
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/31 ........ 120,000 126,127
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/32 ........ 130,000 136,405
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/33 ........ 140,000 146,553
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/34 ........ 150,000 156,490
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/35 ........ 165,000 171,957
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/36 ....... 175,000 152,558
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/37 ....... 190,000 163,775
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/38 ..... 200,000 173,648
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/39 ..... 210,000 180,591
Community Facilities District No. 2016-1, Special Tax, 2020, 2.75%, 9/01/40 ...... 225,000 194,003

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Mount Diablo Unified School District , GO , B-2 , Refunding , 5% , 7/01/27 ...........
$ 3,200,000 $ 3,230,172
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/28 ....
6,000,000 6,666,760
Mountain House Public Financing Authority ,
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/32 ....................................................... 400,000 443,491
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/33 ....................................................... 325,000 358,720
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/34 ....................................................... 300,000 329,978
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/35 ....................................................... 1,325,000 1,455,913
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/36 ....................................................... 310,000 339,756
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/37 ....................................................... 300,000 328,669
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/38 ....................................................... 300,000 327,655
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/39 ....................................................... 275,000 299,869
Murrieta Financing Authority ,
Special Tax, 2012, Refunding, 5%, 9/01/22 ............................... 1,495,000 1,515,647
Special Tax, 2012, Refunding, 5%, 9/01/24 ............................... 1,810,000 1,832,371
Special Tax, 2012, Refunding, 5%, 9/01/25 ............................... 1,000,000 1,012,146
New Haven Unified School District ,
GO, 2012, Refunding, AGMC Insured, Zero Cpn., 8/01/22 ................... 11,750,000 11,697,880
GO, 2012, Refunding, AGMC Insured, Zero Cpn., 8/01/23 ................... 3,200,000 3,113,186
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/29 .................................... 2,595,000 2,629,540
COP, 2020, Refunding, 4%, 9/15/30 .................................... 2,700,000 2,726,884
COP, 2020, Refunding, 4%, 9/15/31 .................................... 2,805,000 2,815,676
COP, 2020, Refunding, 4%, 9/15/32 .................................... 1,600,000 1,604,650
Oxnard Financing Authority , Special Tax, Senior Lien , 2012 A , 5% , 9/02/26 ........
1,020,000 1,035,180
Port of Oakland ,
Revenue, 2021 H, Refunding, 5%, 5/01/29 ............................... 1,900,000 2,174,169
Revenue, 2021 H, Refunding, 5%, 11/01/29 .............................. 2,000,000 2,302,849
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 5%, 9/01/32 100,000 117,828
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/34 500,000 548,057
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/36 715,000 782,097
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/38 835,000 910,660
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/40 965,000 1,049,182
Poway Unified School District Public Financing Authority ,
Special Tax, 2014, BAM Insured, 5%, 10/01/31 ............................ 1,700,000 1,781,229
Special Tax, 2014, BAM Insured, 5%, 10/01/32 ............................ 1,845,000 1,932,879
Special Tax, 2017 A, Refunding, 5%, 9/01/27 ............................. 1,375,000 1,547,997
Special Tax, 2017 A, Refunding, 5%, 9/01/30 ............................. 2,245,000 2,510,345
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4B, Special Tax, 2021, 4%,
9/01/46 ........................................................ 385,000 389,861
City of Rancho Mirage Community Facilities District No. 4B, Special Tax, 2021, 4%,
9/01/51 ........................................................ 320,000 323,191
River Islands Public Financing Authority ,
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/35 ... 625,000 679,927
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/40 ... 1,665,000 1,799,882

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverside Community College District , GO , 2014 A , Pre-Refunded , 5% , 8/01/27 .....
$ 3,550,000 $ 3,801,155
Riverside County Transportation Commission , Sales Tax , Revenue , 2017 B , Refunding ,
5% , 6/01/38 ...................................................... 7,805,000 8,958,832
Riverside Unified School District ,
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/45 ........... 375,000 380,443
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/50 ........... 600,000 606,721
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,158,255
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/27 1,000,000 1,078,249
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/28 1,960,000 2,108,097
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/29 2,130,000 2,289,128
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/30 2,310,000 2,479,287
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/31 2,495,000 2,674,766
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/32 2,690,000 2,881,655
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/36 . 1,130,000 1,248,413
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/41 .................................................... 430,000 438,924
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/46 .................................................... 650,000 656,458
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/50 .................................................... 570,000 572,987
Sacramento County Sanitation Districts Financing Authority , Revenue , 2014 A ,
Refunding , 5% , 12/01/29 ............................................ 2,000,000 2,123,710
Sacramento Municipal Utility District , Revenue , 2020 H , 5% , 8/15/36 .............
7,465,000 8,808,793
San Bernardino County Transportation Authority ,
Revenue, 2014 A, 5%, 3/01/30 ........................................ 2,685,000 2,836,499
Revenue, 2014 A, 5%, 3/01/31 ........................................ 5,090,000 5,375,232
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/34 ............................... 3,600,000 4,105,383
Revenue, 2019 A, Refunding, 5%, 7/01/35 ............................... 3,750,000 4,272,349
Revenue, 2019 A, Refunding, 5%, 7/01/36 ............................... 5,000,000 5,691,760
Revenue, 2019 A, Refunding, 5%, 7/01/39 ............................... 5,500,000 6,239,546
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/34 ................ 850,000 1,025,654
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/35 ................ 850,000 1,024,566
San Francisco Bay Area Rapid Transit District ,
GO, 2013 C, 5%, 8/01/27 ............................................ 2,640,000 2,754,079
GO, 2013 C, 5%, 8/01/28 ............................................ 3,500,000 3,651,242
GO, 2020 C-1, 4%, 8/01/34 .......................................... 5,725,000 6,335,895
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series, 2019 E, 5%, 5/01/37 ............................ 5,000,000 5,598,700
Revenue, Second Series, 2019 H, Refunding, 5%, 5/01/24 ................... 15,040,000 15,874,043
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/33 ................ 1,000,000 1,122,378
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/34 ................ 1,335,000 1,496,625
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/35 ................ 1,000,000 1,118,676
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/36 ................ 1,000,000 1,117,153
San Francisco City & County Redevelopment Agency Successor Agency ,
Hotel Tax, Revenue, 2011, Refunding, AGMC Insured, 5%, 6/01/24 ............ 10,275,000 10,298,276
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/30 ...................................... 1,080,000 1,158,608
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/34 ...................................... 1,110,000 1,190,176

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. $ 1,200,000 $ 1,328,236
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,000,000 17,267,460
Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%, 1/15/29 ................... 10,000,000 10,809,503
San Luis & Delta Mendota Water Authority , Revenue , 2013 A , Pre-Refunded , BAM
Insured , 5% , 3/01/29 ............................................... 1,000,000 1,030,514
San Mateo County Transit District ,
Sales Tax, Revenue, 2015 A, Refunding, 5%, 6/01/28 ....................... 3,000,000 3,271,784
Sales Tax, Revenue, 2015 A, Refunding, 5%, 6/01/29 ....................... 4,300,000 4,689,556
San Mateo Foster City Public Financing Authority ,
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/34 ..................... 1,000,000 1,185,305
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/38 ..................... 1,500,000 1,771,138
San Ysidro School District ,
COP, 2015, Refunding, BAM Insured, 5%, 9/01/29 ......................... 1,100,000 1,192,204
COP, 2015, Refunding, BAM Insured, 5%, 9/01/31 ......................... 1,000,000 1,083,480
COP, 2015, Refunding, BAM Insured, 5%, 9/01/33 ......................... 1,050,000 1,136,938
Sanger Public Financing Authority , Revenue , 2014 , Pre-Refunded , AGMC Insured , 5% ,
6/15/34 ......................................................... 7,000,000 7,582,378
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 4,890,269
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/24 ................................. 240,000 249,128
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 100,000 106,600
Revenue, 2020, Refunding, 5%, 7/01/28 ................................. 660,000 755,346
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 520,000 612,242
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/29 .................. 1,000,000 1,112,904
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/33 .................. 1,200,000 1,328,176
Southern California Public Power Authority , Revenue , 2015 C , Refunding , 5% , 7/01/26
5,000,000 5,390,895
State of California ,
GO, Refunding, 5.25%, 9/01/22 ....................................... 16,330,000 16,609,979
GO, Refunding, 5%, 10/01/22 ......................................... 15,785,000 16,084,647
GO, Refunding, 5%, 9/01/28 ......................................... 15,030,000 17,625,087
GO, Refunding, 5%, 9/01/29 ......................................... 1,000,000 1,123,119
GO, Refunding, 5%, 10/01/29 ......................................... 7,500,000 8,968,747
GO, 5%, 10/01/29 ................................................. 1,470,000 1,757,875
GO, Refunding, 5%, 4/01/30 ......................................... 10,000,000 11,788,950
GO, Refunding, 5%, 9/01/30 ......................................... 5,540,000 6,699,800
GO, Refunding, 5%, 10/01/30 ......................................... 9,965,000 12,066,770
GO, 2014, 5%, 12/01/27 ............................................. 5,000,000 5,252,128
GO, 2014, 5%, 12/01/28 ............................................. 5,000,000 5,252,129
State of California Department of Water Resources ,
Revenue, AS, ETM, 5%, 12/01/24 ..................................... 35,000 37,708
Revenue, AS, 5%, 12/01/24 .......................................... 11,090,000 11,980,918
Revenue, AS, Pre-Refunded, 5%, 12/01/25 .............................. 5,000 5,393
Revenue, AS, 5%, 12/01/25 .......................................... 6,125,000 6,610,426
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 45,000 48,481
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 22,455,000 24,252,851
Revenue, BA, Pre-Refunded, 5%, 12/01/35 .............................. 12,180,000 14,501,094
Revenue, BB, Refunding, 5%, 12/01/33 ................................. 3,290,000 3,989,244
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/37 ............................................ 1,000,000 1,052,747
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/39 ............................................ 1,150,000 1,205,590

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/35 ............................................ $ 1,500,000 $ 1,690,942
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/37 ............................................ 1,000,000 1,123,806
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/38 ............................................ 500,000 560,909
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/30 ........................... 500,000 592,560
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/32 ........................... 1,500,000 1,770,673
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/34 ........................... 1,050,000 1,236,175
Tulare County Board of Education , COP , Pre-Refunded , BAM Insured , 5% , 5/01/28 ..
1,040,000 1,077,070
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/30 .................................................... 1,000,000 1,094,793
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/32 .................................................... 1,565,000 1,712,247
Twin Rivers Unified School District , GO , 2020 A , Refunding , AGMC Insured , 4% ,
8/01/35 ......................................................... 5,000,000 5,351,512
University of California ,
Revenue, 2014 AM, 5%, 5/15/27 ...................................... 3,000,000 3,191,012
Revenue, 2014 AM, 5%, 5/15/28 ...................................... 1,835,000 1,951,048
Revenue, 2016 K, 5%, 5/15/37 ........................................ 1,000,000 1,104,192
Revenue, 2020 BE, Refunding, 5%, 5/15/34 .............................. 7,000,000 8,318,093
Revenue, 2021 Q, Refunding, 4%, 5/15/40 ............................... 7,750,000 8,417,421
Vacaville Unified School District ,
GO, D, 4%, 8/01/35 ................................................ 250,000 271,845
GO, D, 4%, 8/01/36 ................................................ 300,000 325,232
GO, D, 4%, 8/01/37 ................................................ 300,000 324,676
GO, D, 4%, 8/01/38 ................................................ 545,000 587,781
GO, D, 4%, 8/01/39 ................................................ 750,000 806,076
GO, D, 4%, 8/01/40 ................................................ 735,000 788,124
Washington Township Health Care District ,
Revenue, 2020 A, Refunding, 5%, 7/01/22 ............................... 200,000 201,809
Revenue, 2020 A, Refunding, 5%, 7/01/23 ............................... 200,000 207,556
Revenue, 2020 A, Refunding, 5%, 7/01/24 ............................... 200,000 212,405
Revenue, 2020 A, Refunding, 5%, 7/01/25 ............................... 215,000 233,683
Revenue, 2020 A, Refunding, 5%, 7/01/26 ............................... 275,000 305,363
Revenue, 2020 A, Refunding, 5%, 7/01/27 ............................... 400,000 452,763
Revenue, 2020 A, Refunding, 5%, 7/01/28 ............................... 400,000 460,281
Revenue, 2020 A, Refunding, 5%, 7/01/29 ............................... 350,000 409,102
Revenue, 2020 A, Refunding, 5%, 7/01/30 ............................... 325,000 385,301
Revenue, 2020 A, Refunding, 5%, 7/01/31 ............................... 350,000 398,142
Revenue, 2020 A, Refunding, 3%, 7/01/32 ............................... 800,000 762,664
Revenue, 2020 A, Refunding, 4%, 7/01/33 ............................... 275,000 293,218
Revenue, 2020 A, Refunding, 3%, 7/01/34 ............................... 870,000 798,384
Revenue, 2020 A, Refunding, 4%, 7/01/35 ............................... 300,000 319,125
Revenue, 2020 A, Refunding, 3%, 7/01/36 ............................... 1,400,000 1,265,827
Revenue, 2020 A, Refunding, 3%, 7/01/37 ............................... 725,000 651,399
Revenue, 2020 A, Refunding, 3%, 7/01/38 ............................... 750,000 668,640
West Basin Municipal Water District ,
Revenue, 2016 A, Refunding, 5%, 8/01/32 ............................... 1,975,000 2,170,136

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 19 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
West Basin Municipal Water District, (continued)
Revenue, 2016 A, Refunding, 5%, 8/01/33 ............................... $ 2,630,000 $ 2,887,827
1,604,339,687
Wisconsin 0.7%
a
Public Finance Authority , Affordable Housing Preservation Corp. (The) , Revenue , 144A,
2021 , 5.25% , 12/01/22 .............................................. 12,200,000 12,119,259
U.S. Territories 0.9%
Guam 0.1%
Guam Power Authority , Revenue , 2012 A , Refunding , AGMC Insured , 5% , 10/01/22 .
2,000,000 2,033,589
Puerto Rico 0.8%
Puerto Rico Electric Power Authority ,
Revenue, UU, Refunding, AGMC Insured, 5%, 7/01/23 ...................... 5,000,000 5,089,449
d
Revenue, WW-RSA-1, 5.375%, 7/01/23 ................................. 5,000,000 4,818,750
Puerto Rico Highway & Transportation Authority , Revenue , 2007 N , Refunding , AGMC
Insured , 5.25% , 7/01/36 ............................................. 2,200,000 2,312,836
12,221,035
Total U.S. Territories .................................................................... 14,254,624
Total Municipal Bonds (Cost $1,625,479,474) ...................................
1,630,713,570
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
California 1.0%
e
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 0.3% , 5/15/48 ...
16,000,000 16,000,000
Total Municipal Bonds (Cost $16,000,000) ......................................
16,000,000
Total Short Term Investments (Cost $16,000,000 ) ................................
16,000,000
a
Total Investments (Cost $1,641,479,474) 99.5% ..................................
$1,646,713,570
Other Assets, less Liabilities 0.5% .............................................
8,468,548
Net Assets 100.0% ...........................................................
$1,655,182,118
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $83,230,301, representing 5.0% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California Intermediate Term Tax Free Income Fund (Fund)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin California Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2022, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
For detailed categories, see the accompanying Schedule of Investments.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Schedule of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
SIFMA
Securities Industry and Financial Markets
Association
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.